Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 117,157,500.00
Total Fee Amount	10,192.71
Total Offset Amount	0.00
Net Fee	$ 10,192.71
Offering Table N/A
Offset Table N/A	N/A